Accounts Payable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable
Suppliers, repairers	$ 8,613	$ 9,265
Insurers, agents, brokers	1,843	1,192
Other creditors	2,054	2,667
Total	$ 12,510	$ 13,124